CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Sales	$ 16,880	$ 77,827	$ 51,810	$ 156,474	$ 267,584	$ 673,919
Related party sales	0	5,131	0	8,303	13,069	21,157
Total Revenues	16,880	82,958	51,810	164,777	280,653	695,076
Cost of sales	3,301	39,187	28,481	73,392	159,304	248,556
Gross profit	13,579	43,771	23,329	91,385	121,349	446,520
OPERATING EXPENSES:
Depreciation	1,262	1,582	2,653	3,328	5,933	7,299
Selling and marketing	155,212	74,212	262,761	200,667	420,511	1,743,427
Payroll and related	132,257	95,644	270,402	196,843	411,954	385,246
Stock-based compensation	139,000	536,452	158,900	542,767	3,014,888	1,417,850
General and administrative	611,970	211,116	1,137,652	415,172	1,122,954	3,363,516
Total operating expenses	1,039,701	919,006	1,832,368	1,358,777	4,976,240	6,917,338
Net loss from operations	(1,026,122)	(875,235)	(1,809,039)	(1,267,392)	(4,854,891)	(6,470,818)
OTHER INCOME (EXPENSES):
Interest expense, net	(891,783)	(881,945)	(1,992,745)	(1,772,096)	(2,999,291)	(4,682,247)
Legal Contingency expense						(1,497,674)
Impairment gain (loss) on joint ventures		7,048		(260,954)	(22,658)	(478,400)
Loss on equity investment	(394,194)	(7,048)	(394,194)	(133,893)	106,305	(13,842)
Gain (loss) on change in fair value of derivative liabilities	696,729	1,572,964	(1,629,289)	1,142,272
Loss on change in fair value of derivative liabilities					(4,698,072)	(2,123,570)
Unrealized gain (loss) on trading securities	(115,997)		504,137	(13,945)	248,204	(677,584)
Loss on sale of trading securities		(2,603)		(2,603)
Realized loss on sale of trading securities					(2,603)	(75,545)
Loss on disposition of investment					0	(389,664)
(Loss) gain on settlement of debt	(96,750)		(164,977)	3,490	77,624	(3,770,974)
Total other income (expense)	(801,995)	688,416	(3,677,068)	(1,037,729)	(7,290,491)	(13,709,500)
Net loss before income taxes	(1,828,117)	(186,819)	(5,486,107)	(2,305,121)	(12,145,382)	(20,180,318)
Income taxes (benefit)					0	0
NET INCOME (LOSS)	$ (1,828,117)	$ (186,819)	$ (5,486,107)	$ (2,305,121)	$ (12,145,382)	$ (20,180,318)
Loss per common share, basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.41)
Weighted average number of common shares outstanding, basic and diluted (after stock-split)	4,837,346,227	245,000,528	4,465,632,479	185,851,674	962,029,388	48,669,683